SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 7:-	SUBSEQUENT EVENTS

1.
On July 30, 2013, the Israeli Parliament (the Knesset) approved the second and third readings of the Economic Plan for 2013-2014 ("Amended Budget Law") which consists, among others, of fiscal changes whose main aim is to enhance long-term collection of taxes. These changes include, among others, raising the Israeli corporate tax rate from 25% to 26.5%, cancelling the lowering of the tax rates applicable to preferred enterprises (9% in development area A and 16% in other areas), taxing revaluation gains and increasing the tax rates on dividends within the scope of the Law for the Encouragement of Capital Investments to 20% effective from January 1, 2014. The Company estimates that the effect of the change in tax rates will not lead to material change in the amounts on the consolidated financial statements.

2.	On August 9, 2013, the Company's Board of Directors approved the following management changes:

a.	The Company’s chairman and chief executive officer has assumed the new position of executive chairman.

b.	The Company’s vice president of research and development has been named president and chief executive officer of the Company and Ltd. and will be responsible for the overall management of the Company.

c.
The president and chief operating officer is leaving the Company to pursue other business interests but is anticipated to remain a strategic consultant to the Company in the months following his departure.

The Company’s Board of Directors has delegated authority to the Compensation Committee of the Board of Directors to determine and approve the memorialization of the economic arrangements with the foregoing individuals.

NOTE 10:-	SUBSEQUENT EVENTS

a.
During February 2013, the Board of Directors and majority stockholders approved to increase the pool of 2012 Plan, under which options to purchase up to 5,000,000 shares of Common Stock will be reserved.

b.
On February 11, 2013, the Company entered into an addendum to the August SPA, as described in Note 8f above, which modifies the timing for the second and third tranches and provides that such second tranche will be funded by the 5th business day following the effectiveness of the registration statement and the third tranche on or before the 100th day following the date on which both: (i) any registration statement covering the sale or resale of any of the Company’s securities is declared effective and (ii) the Company has received a ticker symbol for the Common Stock and caused the Common Stock to be eligible for trading on the Over-the-Counter Bulletin Board, OTCQB Market or similar trading system. The amount and pricing of the securities to be purchased in such second and third tranches was not modified, and the investors remain irrevocably committed to funding their portions of such tranches.

As a result of the anti-dilution protection in the private placement documents and the price per share in the August SPA, and the impact of the above addendum pursuant to which gross amount of $500,011 has been received and paid after the balance sheet date, the exercise price of $1.42 was adjusted to approximately $1.38 per share and additional warrants to purchase 75,352 and 14,764 share of Common Stock were granted to the investors and placement agent, respectively.

c.
On March 5, 2013, the Company amended the Consulting Agreement with SLD Capital Corp. In accordance with this amendment the issuance schedule of the remaining 166,668 unvested shares of Common Stock for the future strategic consultancy services will be accelerated such that beginning for the month of such services commencing February 1, 2013 SLD shall receive 4 monthly issuances of 41,667 shares of Common Stock per month in arrears, with the final monthly issuance to occur as of June 5, 2013 for the monthly period ending May 30, 2013.

In addition, as further consideration for such services to be provided under the Consulting Agreement, the Company shall issue to the service provider, as of March 5, 2013, two warrants to purchase shares of Common Stock which composed of:

1.
250,000 warrants to purchase up to an aggregate of 250,000 shares of Common Stock at a per share exercise price of $1.50 at any time prior to two year anniversary since the date in which the Company has received a ticker symbol for its Common Stock and caused the Common Stock to be eligible for trading on the Over-the-Counter Bulletin Board, OTCQB Market or similar trading system (the "Effective Date").

2.
200,000 warrants to purchase up to an aggregate of 200,000 shares of Common Stock at a per share exercise price of $1.50 at any time prior to 18 month anniversary since the Effective Date and as long as the Company has at least 200 record beneficial owners of Common Stock.

d.
On March 5, 2013 the Compensation Committee of the Company's Board of Directors adopted a director remuneration policy for non-employee directors. In accordance with this policy, directors who are not also executive officers or employees of the Company shall receive the following remuneration:

1.
Cash awards amounted of $25,000 per year for each non-employee director that will be paid in arrears on a quarterly basis and $16,000 for each Committee member that will be paid in arrears on a quarterly basis. Such award will be accrued and payable since the fiscal year ended December 31, 2013 and for each fiscal year thereafter, upon the approval of the Company’s CEO at such time when the Company is adequately capitalized in his reasonable discretion.

2.
Option Awards of 25,000 options for each non-employee director of the Company to purchase shares of Common Stock of the Company, which will be confirmed, together with the exercise price, at the first meeting of the Board of Directors for each fiscal year and shall vest quarterly in arrears. Such award will be granted since the fiscal year ended December 31, 2013 and for each fiscal year thereafter. The options shall have ten year terms and, unless otherwise approved by Compensation Committee of the Board of Directors, and shall not be issued under the 2012 Plan or any successor to such plan.

3.
In addition the Compensation Committee of the Company's Board of Directors has approved a granting of 150,000 options to purchase shares of Common Stock of the Company at an exercise price of $1.50 per share to each of the non-employee directors. The options are fully vested on the grant date and have expiration date which is 10 years from such date.

e.	On March 5, 2013 the Compensation Committee of the Company's Board of Directors has approved a granting of 1,315,000 and 1,100,000 options to employees and non-employees, respectively.